Related Party Transactions (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 29, 2024 USD ($)	Jan. 24, 2024 USD ($)	Dec. 30, 2023 USD ($)	Oct. 31, 2023	Oct. 17, 2023 USD ($)	Apr. 05, 2023 USD ($)	Apr. 27, 2021 USD ($)
Related Party Transactions [Line Items]
Number of operating lease			1
Operating lease right of use asset	$ 1,402,462		$ 1,402,462		$ 1,135,668
Operating lease liability	1,486,358		1,486,358
Revenue	19,657,905	$ 37,894,166	54,596,333	$ 86,705,020
TRA liability	601,681		601,681		5,223,518		$ 5,223,518		$ 1,149,047
Expenses incurred and paid	9,787,350	20,473,087	30,805,155	49,245,721
Selling, general and administrative expense					120,000	$ 120,000
Payments to related parties
Related Party [Member]
Related Party Transactions [Line Items]
Operating lease cost	80	7,466	15,009	22,395
Operating lease right of use asset	0		0		75,378
Operating lease liability	0		0		58,134
Accounts receivable	432,898		432,898		396,488
Accrued expenses	430,685		430,685		2,415,966
Contract liabilities	0		0		1,160,848
TRA liability	48,800,000		48,800,000
Due to related party					75,000	0
Aggregate amount for due to related party					264,193	144,193
Solar Leasing [Member]
Related Party Transactions [Line Items]
Revenue	2,328,704	0
Net of financing fees	$ 783,650	$ 0	$ 7,767,491	$ 0
Promissory Notes with Related Party [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note													$ 300,000
Borrowed amount													262,268
Outstanding balance of related party note													$ 90,922
Outstanding amount					171,346	171,346
Office Space Secretarial and Administrative Services [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid					10,000
Working Capital Loans Warrant [Member]
Related Party Transactions [Line Items]
Loan conversion agreement warrant					$ 1,500,000
Price of warrant (in Dollars per share) | $ / shares					$ 1
Working capital loan
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount												$ 1,500,000
Debt instrument, interest rate, stated percentage
October 2023 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount											$ 2,500,000
Debt instrument, interest rate, stated percentage
Long-term debt, gross					1,612,398
Subsequent Event [Member] | January 2024 Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount								$ 750,000
Debt instrument, interest rate, stated percentage
Esgen Acquisition Corp [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Aggregate amount for due to related party					$ 339,193	$ 144,193